Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2025
Short-term provisions
Schedule of short-term provisions

		2025	2024
for the year ended 30 June	Note	Rm	Rm
Emission rights		726	900
Other provisions		626	304
Short-term portion of
long-term provisions	29	1 688	2 822
post-retirement benefit obligations	31	717	724
		3 757	4 750